Other Expense - Summary of Other Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Income and Expenses [Abstract]
Income tax expense	$ (5,330)	$ (7,511)	$ (3,406)
Foreign exchange gain	79	1,413	613
Other income	250	120	50
Total	$ (5,001)	$ (5,978)	$ (2,743)